SCHEDULE OF LEASE COST (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Leases
Operating lease cost	$ 35,398	$ 13,961	$ 35,398	$ 13,961
Amortization of right-of-use assets			52,111	37,129
Interest on lease liabilities			9,042	9,812
Variable lease expense	7,175	7,557	36,216	16,564
Sublease income	(10,004)	(4,868)	(36,633)	(10,191)
Rent subsidy		(1,674)	(1,644)	(9,169)
Net lease cost	$ 32,569	$ 14,976	$ 59,092	$ 44,145